Non-controlling interests	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Non-controlling interests	. Non-controlling interests
(a)Non-redeemable non-controlling interests
In May 2021, Hubei ECARX and a third party established Suzhou Photon-Matrix, in which Hubei ECARX held 60% equity interest in exchange for total cash contribution of RMB6,000 and the non-controlling interest holder held 40% equity interest with a total cash consideration of RMB4,000, of which, RMB2,000 has not been received as of December 31, 2021.
In August 2021, a third-party investor made a capital contribution of RMB520 to Suzhou Photon-Matrix, as a result, the Group’s equity interest in Suzhou Photon-Matrix decreased by 2.97% while the Group continued to maintain control. The Group recorded the decrease of RMB105 in additional paid-in capital due to the change of its ownership percentage in Suzhou Photon-Matrix.
In September 2021, as stated in the Note 8, the Group sold 2% equity interest in Hubei Dongjun at a cash consideration of RMB1,000, with 49% equity interest retained. The relevant non-redeemable non-controlling interests in the amount of RMB14,335 was derecognized along with the sale of equity interests.
In January 2022, the Group lost control in Suzhou Photon-Matrix, following its capital transactions with other shareholders as a consequence of which the Group’s ownership interest reduced to 49.17%. The carrying amount of relevant non-redeemable non-controlling interests in the amount of RMB 7,178 was derecognized upon deconsolidation.
In June 30, 2023, as a result of the combination between entities under common control stated in the Note 1(e), the Group owns a controlling interest of 70% in JICA. The remaining 30% equity interest in JICA was recorded as non-redeemable non-controlling interests.
(b)Redeemable non-controlling interests
In October 2021, Suzhou Photon-Matrix entered into financing agreements with third party investors, pursuant to which these investors contributed RMB30,000 in cash in exchange for 10.71% of equity interests of Suzhou Photon-Matrix. These investors have the right to request Suzhou Photon-Matrix to redeem all of the equity interest they hold if Suzhou Photon-Matrix does not achieve a qualified IPO within 7 years after their investment, at a redemption price of RMB30,000 plus 10% interest per annum.
The redeemable non-controlling interest was recorded outside permanent equity, as mezzanine equity- redeemable non-controlling interests, in the consolidated balance sheets, initially at RMB30,000. The amount presented in redeemable non-controlling interest should be higher of the non-controlling interest balance after attribution of net income or loss of the subsidiary and related dividends to the non-controlling interest, or the redemption amount. As of December 31, 2021, the balance of redeemable non-controlling interests was RMB30,500.
In January 2022, Suzhou Photon-Matrix entered into financing agreements with third party investors, pursuant to which these investors in aggregate contributed RMB10,000 in cash in exchange for 3.45% of equity interests of Suzhou Photon-Matrix. These investors have the right to request Suzhou Photon-Matrix to redeem all of the equity interest they hold if Suzhou Photon-Matrix does not achieve a qualified IPO within 7 years after their investment, at a redemption price of RMB10,000 plus 10% interest per annum.
Before the deconsolidation of Suzhou Photon-Matrix as stated in the Note 8, the redeemable non-controlling interest was recorded outside of permanent equity, as mezzanine equity- redeemable non-controlling interests in the consolidated balance sheets. The amount presented in redeemable non-controlling interests should be higher of the non-controlling interests balance after attribution of net income or loss of the subsidiary and related dividends to the non-controlling interests, or the redemption amount.
During the years ended December 31, 2022 and 2023, changes of redeemable non-controlling interests were as follows:

RMB
Balance as of January 1, 2022	30,500
Add: Capital contribution	10,000
Less: Comprehensive loss	(464)
Add: Accretion of redeemable non-controlling interests	714
Less: Deconsolidation of Suzhou Photon-Matrix	(40,750)
Balance as of December 31, 2022 and 2023	—